EMPLOYEE RETENTION ALLOWANCE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Disclosure of detailed information about employee retention allowance [Table Text Block]
$
Balance at December 31, 2018	171,867
Foreign exchange adjustment	8,652
Balance at December 31, 2019	180,519
Foreign exchange adjustment	3,640
Balance at December 31, 2020	184,159